UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2003 and the Year Ended December 31, 2002

U.S. Government Mortgage Securities Portfolio

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc. which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
UNAUDITED

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
                                                                                     U.S.
                                                                                  GOVERNMENT
                                                                                   MORTGAGE
                                                                                  SECURITIES
                                                                                  PORTFOLIO
                                                                               -----------------
                                                                               -----------------
ASSETS:
     Investments in securities, market value  (1)                            $      322,525,708
     Interest receivable                                                              1,780,889
     Receivable for investments sold                                                 73,844,078
                                                                               -----------------
                                                                               -----------------

     Total assets                                                                   398,150,675
                                                                               -----------------
                                                                               -----------------

LIABILITIES:

     Due to investment adviser                                                          167,085
     Payable for investments purchased                                               71,452,476
     Payable to custodian                                                               309,590
                                                                               -----------------
                                                                               -----------------

     Total liabilities                                                               71,929,151
                                                                               -----------------
                                                                               -----------------

NET ASSETS                                                                   $      326,221,524
                                                                               =================
                                                                               =================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                           $        2,634,782
     Additional paid-in capital                                                     309,397,829
     Net unrealized appreciation on investments                                       7,609,515
     Undistributed net investment income                                                835,617
     Accumulated net realized gain on investments                                     5,743,781
                                                                               -----------------
                                                                               -----------------

NET ASSETS                                                                   $      326,221,524
                                                                               =================
                                                                               =================

NET ASSET VALUE PER OUTSTANDING SHARE                                        $            12.38
                                                                               =================
                                                                               =================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                     250,000,000
     Outstanding                                                                     26,347,823

(1)  Cost of investments in securities:                                      $      314,916,193

See notes to financial statements.


MAXIM SERIES FUND, INC.

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2003

UNAUDITED

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

                                                                                           U.S.
                                                                                        GOVERNMENT

                                                                                         MORTGAGE
                                                                                        SECURITIES
                                                                                        PORTFOLIO

                                                                                     -----------------
                                                                                     -----------------

INVESTMENT INCOME:
    Interest                                                                       $        8,071,053
    Income from securities lending                                                             47,831
                                                                                     -----------------
                                                                                     -----------------

    Total income                                                                            8,118,884
                                                                                     -----------------
                                                                                     -----------------

EXPENSES:

    Management fees                                                                         1,014,938
                                                                                     -----------------
                                                                                     -----------------

NET INVESTMENT INCOME                                                                       7,103,946
                                                                                     -----------------
                                                                                     -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain on investments                                                        5,295,370
    Change in net unrealized appreciation on investments                                   (5,172,243)
                                                                                     -----------------
                                                                                     -----------------

    Net realized and unrealized gain on investments                                           123,127
                                                                                     -----------------
                                                                                     -----------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $        7,227,073
                                                                                     =================
                                                                                     =================

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2003 AND YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                                              U.S.
                                                                           GOVERNMENT
                                                                            MORTGAGE
                                                                           SECURITIES
                                                                           PORTFOLIO
                                                                    --------------------------------
                                                                    --------------------------------
                                                                        2003              2002
                                                                    -------------     --------------
                                                                    -------------     --------------
                                                                     UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                         $    7,103,946    $    13,622,525
    Net realized gain on investments                                   5,295,370          2,556,600
    Change in net unrealized appreciation on investments              (5,172,243)         9,079,005
                                                                    -------------     --------------
                                                                    -------------     --------------

    Net increase in net assets resulting from operations               7,227,073         25,258,130
                                                                    -------------     --------------
                                                                    -------------     --------------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                        (6,506,126)       (13,523,886)
    From net realized gains                                                              (1,161,173)
                                                                    -------------     --------------
                                                                    -------------     --------------

    Total distributions                                               (6,506,126)       (14,685,059)
                                                                    -------------     --------------
                                                                    -------------     --------------


SHARE TRANSACTIONS:
    Net proceeds from sales of shares                                 89,158,025        213,171,030
    Reinvestment of distributions                                      6,506,126         14,685,059
    Redemptions of shares                                           (117,290,555)      (110,898,461)
                                                                    -------------     --------------
                                                                    -------------     --------------

    Net increase (decrease) in net assets resulting from share       (21,626,404)       116,957,628
       transations

                                                                    -------------     --------------
                                                                    -------------     --------------

    Total increase (decrease) in net assets                          (20,905,457)       127,530,699

NET ASSETS:
    Beginning of period                                              347,126,981        219,596,282
                                                                    -------------     --------------
                                                                    -------------     --------------

    End of period  (1)                                            $  326,221,524    $   347,126,981
                                                                    =============     ==============
                                                                    =============     ==============

OTHER INFORMATION:

SHARES:  (2)

    Sold                                                               7,187,149         17,462,249
    Issued in reinvestment of distributions                              526,340          1,211,123
    Redeemed                                                          (9,451,119)        (9,113,569)
                                                                    -------------     --------------
                                                                    -------------     --------------

    Net increase (decrease)                                           (1,737,630)         9,559,803
                                                                    =============     ==============
                                                                    =============     ==============

(1) Including undistributed net investment income                 $      835,617    $       237,797

(2) Share information for 2002 has been adjusted for a 1:10 reverse stock split that occurred on November 7, 2002.

See notes to financial statements.

MAXIM SERIES FUND, INC.

U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                    Six Months Ended            Year Ended December 31,
                                    ------------------------------------------------------------------
                                    ------------------------------------------------------------------
                                    June 30, 2003  2002 ~     2001 ~     2000 ~     1999 ~      1998 ~
                                    ---------------------  ---------  ---------  ---------   ---------
                                    ---------------------  ---------  ---------  ---------   ---------
                                         UNAUDITED

Net Asset Value, Beginning of Period $  12.36 $    11.85 $    11.69 $    11.25 $    11.86  $    11.74

Income from Investment Operations

Net investment income                    0.26       0.20       0.63       0.74       0.68        0.70
Net realized and unrealized gain (loss)             0.54       0.18       0.43      (0.62)       0.12
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Total Income From Investment Operations  0.26       0.74       0.81       1.17       0.06        0.82
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Less Distributions

From net investment income              (0.24)     (0.19)     (0.65)     (0.73)     (0.67)      (0.70)
From net realized gains                            (0.04)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Total Distributions                     (0.24)     (0.23)     (0.65)     (0.73)     (0.67)      (0.70)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Net Asset Value, End of Period    $     12.38 $    12.36 $    11.85 $    11.69 $    11.25  $    11.86
                                    ==========  =========  =========  =========  =========   =========
                                    ==========  =========  =========  =========  =========   =========


Total Return                            2.13% o    9.83%      7.13%     10.71%      0.51%       7.12%

Net Assets, End of Period ($000)  $   326,222 $  347,127 $  219,596 $  182,403 $  183,178  $  192,302

Ratio of Expenses to Average Net Assets 0.60% *    0.60%      0.60%      0.60%      0.60%       0.60%

Ratio of Net Investment Income to

    Average Net Assets                  4.20% *    4.98%      5.66%      6.39%      5.86%       5.98%

Portfolio Turnover Rate                64.98% o   82.56%     49.85%     26.97%     46.74%     108.19%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized





MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003

--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of forty portfolios. Interests in the U.S. Government Mortgage Securities Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek the highest level of return consistent with preservation of capital and substantial credit protection. The Portfolio is nondiversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Fixed income and other securities are valued by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.

      Financing Transactions

      To earn additional income, the Fund may employ a trading strategy known as mortgage dollar rolls, which involves the sale by the Fund of mortgage securities with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. Proceeds of the sale are reinvested in other securities and may enhance the Fund's current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to interest income. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty to whom the Fund sells the security files for bankruptcy or becomes insolvent, the Fund's right to repurchase the security may be restricted. Amounts owing to brokers under these agreements are included in the "Payable for investments purchased" on the Statement of Assets and Liabilities. This liability was $16,017,500 at June 30, 2003, and was collateralized by securities of approximately the same value.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolio. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Benefits, Inc., which is a wholly-owned subsidiary of GWL&A, was the principal underwriter. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of June 30, 2003, there were 46 funds for which the Directors served as Directors, Trustees or Committee Members, forty of which were Portfolios of the Fund. The total compensation paid by the Fund and its affiliated investment companies to the Independent Directors was $41,250 for the period from January 1, 2003 through June 30, 2003. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or Interested Director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $0 and $1,030,530, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of U.S. Government securities were $219,364,757 and $236,901,911, respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2003, the U.S. Federal income tax cost basis was $314,842,947. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $8,004,260 and gross depreciation of securities in which there was an excess of tax cost over value of $321,499, resulting in net appreciation of $7,682,761.

5. SECURITIES LOANED

      The Portfolio has entered into a securities lending agreement with its custodian, The Bank of New York, effective December 1, 2001. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as "Collateral for securities loaned" in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. No securities were on loan as of June 30, 2003.

6. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales, and differing treatments regarding recognition of market discount and original issue discount. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

7. REVERSE STOCK SPLIT

      During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Statement of Changes in Net Assets and Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

The Maxim Series Fund

U.S. Government Mortgage Securities Portfolio

BONDS

AGENCY --- 82.11%

 10,028,209 Fannie Mae                                                10,551,556
            6.500% December 1, 2031
    439,253 Fannie Mae                                                   468,898
            7.500% September 1, 2031
 13,536,674 Fannie Mae                                                14,166,637
            5.500% April 1, 2018
 16,000,000 Fannie Mae                                                16,207,501
            4.000% April 1, 2018
    902,995 Fannie Mae                                                   960,561
            7.000% September 1, 2028
    217,723 Fannie Mae                                                   236,634
            8.000% September 1, 2026
    739,650 Fannie Mae                                                   770,041
            6.000% April 1, 2028
  1,792,079 Fannie Mae                                                 1,874,718
            6.000% May 1, 2013
     32,861 Fannie Mae                                                    35,324
            7.500% June 1, 2016
    223,553 Fannie Mae                                                   246,605
            8.500% August 1, 2021
  1,285,493 Fannie Mae                                                 1,367,443
            7.000% September 1, 2031
  9,195,729 Fannie Mae                                                 9,514,274
            5.000% May 1, 2018
  1,810,240 Fannie Mae                                                 1,925,643
            7.000% February 1, 2031
    970,992 Fannie Mae                                                 1,032,893
            7.000% April 1, 2032
    147,388 Fannie Mae                                                   160,613
            8.000% December 1, 2024
    287,128 Fannie Mae                                                   314,334
            8.500% April 1, 2025
     50,980 Fannie Mae                                                    57,083
            9.000% September 1, 2019
  5,677,954 Fannie Mae                                                 6,032,826
            6.500% February 1, 2017
  3,520,132 Fannie Mae                                                 3,659,536
            6.000% February 1, 2033
  1,501,217 Fannie Mae                                                 1,577,216
            6.500% May 1, 2032
 10,910,055 Fannie Mae                                                11,487,560
            6.000% May 1, 2033
  8,162,373 Fannie Mae                                                 8,473,563
            5.000% April 1, 2018
  1,004,793 Fannie Mae                                                 1,056,790
            6.500% February 1, 2019
  2,887,308 Fannie Mae                                                 3,037,989
            6.500% December 1, 2032
  7,119,590 Fannie Mae                                                 7,491,143
            6.500% January 1, 2032
    675,572 Fannie Mae                                                   736,018
            8.500% November 1, 2026
  2,370,666 Fannie Mae                                                 2,464,566
            6.000% April 1, 2033
    831,781 Fannie Mae                                                   891,045
            7.000% April 1, 2017
    258,102 Fannie Mae                                                   291,973
            9.500% September 1, 2020
 20,000,000 Fannie Mae                                                20,331,250
            5.000% April 1, 2033
  1,047,481 Fannie Mae                                                 1,088,971
            6.000% January 1, 2033
  1,181,570 Fannie Mae                                                 1,236,558
            5.500% March 1, 2018
  3,800,898 Fannie Mae                                                 4,000,445
            6.000% March 1, 2017
 10,395,409 Fannie Mae                                                10,719,263
            5.500% April 1, 2033
  2,419,053 Fannie Mae                                                 2,545,297
            6.500% February 1, 2032
  4,467,654 Fannie Mae                                                 4,700,810
            6.500% March 1, 2032
    994,060 Fannie Mae                                                 1,049,265
            6.500% July 1, 2014
          7 Fannie Mae                                                         7
            7.500% June 1, 2024
    225,613 Fannie Mae                                                   245,380
            8.500% August 1, 2024
  1,177,873 Fannie Mae                                                 1,232,189
            6.000% June 1, 2013
     22,358 Fannie Mae                                                    23,999
            7.500% November 1, 2024
  2,169,156 Fannie Mae                                                 2,302,214
            7.000% May 1, 2029
    984,702 Fannie Mae                                                 1,056,400
            7.500% October 1, 2031
  1,770,981 Fannie Mae                                                 1,883,881
            7.000% November 1, 2031
  2,050,376 Fannie Mae                                                 2,181,088
            7.000% December 1, 2031
     99,492 Fannie Mae                                                   106,441
            7.500% September 1, 2023
  2,356,544 Fannie Mae                                                 2,473,635
            6.000% September 1, 2032
  1,147,558 Fannie Mae                                                 1,220,714
            7.000% January 1, 2032
    955,570 Fannie Mae                                                   999,633
            5.500% February 1, 2017
  1,683,929 Fannie Mae                                                 1,769,178
            6.500% November 1, 2032
  2,378,937 Fannie Mae                                                 2,478,121
            6.000% February 1, 2032
  1,586,060 Fannie Mae                                                 1,668,833
            6.500% April 1, 2032
  1,999,800 Fannie Mae                                                 2,034,986
            5.000% May 1, 2033
    138,225 Fannie Mae                                                   149,056
            8.000% June 1, 2030
     22,695 Fannie Mae                                                    25,069
            9.500% March 1, 2020
     32,851 Fannie Mae                                                    34,975
            7.000% April 1, 2011
     85,534 Fannie Mae                                                    93,948
            8.000% April 1, 2021
  3,500,000 Fannie Mae **                                              3,929,874
            5.250% January 15, 2009
  2,000,000 Federal Home Loan Bank **                                  2,108,994
            4.500% November 15, 2012
  2,312,567 Freddie Mac                                                2,444,095
            7.000% September 1, 2032
  3,962,261 Freddie Mac                                                4,160,374
            6.500% March 1, 2032
    436,832 Freddie Mac                                                  462,496
            7.000% May 1, 2032
  3,230,897 Freddie Mac                                                3,392,442
            6.500% February 1, 2032
    422,778 Freddie Mac                                                  439,040
            6.000% February 1, 2009
    115,195 Freddie Mac                                                  123,115
            10.000% January 1, 2006
    876,848 Freddie Mac                                                  916,284
            5.500% March 1, 2017
    304,346 Freddie Mac                                                  323,303
            7.000% November 1, 2014
  1,497,091 Freddie Mac                                                1,606,098
            7.500% March 1, 2032
  2,470,701 Freddie Mac                                                2,526,035
            4.500% April 1, 2018
    231,162 Freddie Mac                                                  268,859
            11.000% June 1, 2020
  1,991,459 Freddie Mac                                                2,036,060
            4.500% May 1, 2018
    132,287 Freddie Mac                                                  154,020
            11.000% August 1, 2020
    664,371 Freddie Mac                                                  703,403
            7.000% June 1, 2031
    890,910 Freddie Mac                                                  927,103
            6.000% November 1, 2032
  1,756,322 Freddie Mac                                                1,823,477
            6.000% August 1, 2029
    754,315 Freddie Mac                                                  798,631
            7.000% January 1, 2032
  1,982,754 Freddie Mac                                                2,050,292
            5.000% April 1, 2023
  3,554,573 Freddie Mac                                                3,685,524
            6.000% December 1, 2032
     33,624 Freddie Mac                                                   37,325
            9.500% November 1, 2020
    104,217 Freddie Mac                                                  108,821
            10.500% October 1, 2005
    350,764 Freddie Mac                                                  381,632
            8.000% November 1, 2023
    340,129 Freddie Mac                                                  376,259
            9.500% April 1, 2025
     73,999 Freddie Mac                                                   76,588
            8.500% February 1, 2008
    198,974 Freddie Mac                                                  221,197
            9.500% June 1, 2020
     80,669 Freddie Mac                                                   89,712
            9.500% September 1, 2020
  8,975,062 Freddie Mac                                                9,271,835
            5.500% May 1, 2033
    582,354 Freddie Mac                                                  618,623
            7.000% March 1, 2015
  1,656,046 Freddie Mac                                                1,737,296
            6.000% April 1, 2017
    413,518 Freddie Mac                                                  439,478
            7.500% April 1, 2030
     64,594 Freddie Mac                                                   69,405
            7.500% October 1, 2015
  3,242,140 Freddie Mac                                                3,404,247
            6.500% January 1, 2032
    171,791 Freddie Mac                                                  191,068
            9.000% December 1, 2014
  1,091,198 Freddie Mac                                                1,145,757
            6.500% October 1, 2031
    141,044 Freddie Mac                                                  153,487
            8.500% February 1, 2013
    338,768 Freddie Mac                                                  355,445
            6.500% December 1, 2007
  8,100,000 Freddie Mac **                                             8,881,772
            4.875% March 15, 2007
 11,000,000 Freddie Mac **                                            11,499,631
            3.500% September 15, 2007
    165,842 Ginnie Mae                                                   177,133
            7.500% March 15, 2025
     94,535 Ginnie Mae                                                   101,161
            7.500% May 15, 2024
    144,283 Ginnie Mae                                                   154,396
            7.500% June 15, 2024
    246,825 Ginnie Mae                                                   264,124
            7.500% January 15, 2024
    961,288 Ginnie Mae                                                 1,047,618
            8.000% March 15, 2025
    889,158 Ginnie Mae                                                   945,167
            7.000% January 15, 2024
     16,054 Ginnie Mae                                                    17,186
            7.500% July 15, 2023
    101,301 Ginnie Mae                                                   108,449
            7.500% August 15, 2023
     14,033 Ginnie Mae                                                    15,038
            7.500% October 15, 2021
  3,346,100 Ginnie Mae                                                 3,540,593
            6.500% December 15, 2032
  1,743,096 Ginnie Mae                                                 1,841,023
            7.000% September 15, 2031
    229,957 Ginnie Mae                                                   251,457
            8.000% May 15, 2017
    701,029 Ginnie Mae                                                   750,999
            7.500% December 15, 2024
     92,920 Ginnie Mae                                                    99,476
            7.500% April 15, 2023
     21,555 Ginnie Mae                                                    23,066
            7.500% February 15, 2024
    137,646 Ginnie Mae                                                   147,358
            7.500% May 15, 2023
      3,486 Ginnie Mae                                                     3,732
            7.500% June 15, 2023
    245,156 Ginnie Mae                                                   265,917
            8.000% June 15, 2025
     49,541 Ginnie Mae                                                    53,037
            7.500% February 15, 2023
    902,852 Ginnie Mae                                                   957,336
            7.000% November 15, 2026
    106,391 Ginnie Mae                                                   116,264
            8.500% July 15, 2024
  2,728,425 Ginnie Mae                                                 2,864,927
            6.500% February 15, 2032
    576,682 Ginnie Mae                                                   622,686
            7.500% October 15, 2013
  1,360,976 Ginnie Mae                                                 1,429,069
            6.000% May 15, 2028
     93,489 Ginnie Mae II                                                100,729
            8.500% December 20, 2026
     28,087 Ginnie Mae II                                                 30,262
            8.500% July 20, 2026
     37,868 Ginnie Mae II                                                 40,801
            8.500% June 20, 2026
     25,573 Ginnie Mae II                                                 27,553
            8.500% May 20, 2026
     19,731 Ginnie Mae II                                                 21,259
            8.500% January 20, 2026
     10,255 Ginnie Mae II                                                 11,078
            8.500% December 20, 2025
     25,264 Ginnie Mae II                                                 27,151
            8.000% August 20, 2025
     64,961 Ginnie Mae II                                                 70,124
            8.000% November 20, 2023
                                                                    $264,807,855

AGENCY MORTGAGE BACKED --- 8.36%
  1,000,000 Fannie Mae                                                 1,051,801
            Series 2002-W9 Class A3
            5.000% December 25, 2024

    977,660 Fannie Mae                                                 1,014,558
            Series 1993-15 Class H
            7.000% December 25, 2007

  2,000,000 Freddie Mac                                                2,083,293
            Series 28 Class PE
            6.800% September 25, 2022

  2,000,000 Freddie Mac                                                2,071,917
            Series 2102 Class VB
            6.000% August 15, 2013

  1,043,410 US Department of Veterans Affairs                          1,043,410
            Series 1997-3 Class 2D
            7.500% January 15, 2025

  4,900,000 US Department of Veterans Affairs                          5,099,179
            Series 2001-2 Class G
            6.750% November 15, 2024

  2,500,000 US Department of Veterans Affairs                          2,672,656
            Series 2003-1 Class E
            5.750% April 15, 2027

  6,979,000 US Department of Veterans Affairs                          7,389,016
            Series 1997-2 Class K
            7.500% February 15, 2010

  2,427,405 US Department of Veterans Affairs                          2,537,397
            Series 1998-1 Class 2D
            7.000% July 15, 2025

  1,000,000 US Department of Veterans Affairs                          1,058,047
            Series 2001-1 Class 2E
            7.000% January 15, 2028

    914,091 US Department of Veterans Affairs                            946,084
            Series 2002-1 Class 1A
            6.000% October 15, 2031

                                                                     $26,967,358

U.S. GOVERNMENTS --- 9.53%

  3,500,000 United States of America                                   3,537,188
            2.000% May 15, 2006
  5,800,000 United States of America                                   6,113,792
            3.500% November 15, 2006
  2,000,000 United States of America                                   2,244,922
            5.000% February 15, 2011
  2,200,000 United States of America                                   2,395,507
            5.250% February 15, 2029
  4,000,000 United States of America                                   4,036,564
            2.625% May 15, 2008
  1,000,000 United States of America                                   1,088,555
            5.250% November 15, 2028
  4,500,000 United States of America                                   4,682,637
            4.000% November 15, 2012
  6,000,000 United States of America                                   6,651,330
            4.750% November 15, 2008
                                                                     $30,750,495

TOTAL BONDS --- 100%                                                $322,525,708
(Cost $314,916,194)

TOTAL U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO --- 100.0%      $322,525,708
(Cost $314,916,194)

Legend

** Security is an agency with maturity date and interest rate indicated.

See Notes to Financial Statements

ITEM 2. CODE OF ETHICS

Not Required in Filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

a)     Not Required in Filing.

b) (1)Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 31-Certifications.

       (2)Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 32-Certifications.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.

Maxim Series Fund, Inc.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

By: /s/ G.R. McDonald
       G. McDonald
       Treasurer

Date: August 15, 2003